April 26, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj: Security Income Fund Capital Preservation Series
      File Nos.: 2-38414 and 811-2120
      Proxy Materials - Preliminary Filing

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 is the proxy statement and form of proxy for the upcoming special meeting of the Security Capital Preservation Series of Security Income Fund (the "Fund") scheduled for June 20, 2005. No filing fee is required.

The Fund's definitive proxy materials will be mailed to shareholders on or about May 12, 2005.

Please contact me at (785) 438-3226 if you have any questions about this filing. Thank you for your assistance.

Sincerely,

Amy J. Lee
Secretary

Security Income Fund

Enclosures